Putnam Investments
One Post Office Square
Boston, MA 02109
July 1, 2016

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (“The Trust”) on behalf of Putnam Floating Rate Income Fund and Putnam Retirement
Income Fund Lifestyle 3 (“The Funds”)(Reg. No. (333-515) (811-07513)), Post-Effective Amendment No.
236 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 236 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 27, 2016.

Comments or questions concerning this certificate may be directed to Caitlin E. Robinson at 1-800-225-2465, ext. 10044.

Very truly yours,

PUTNAM FUNDS TRUST

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc: James Thomas, Esq.